PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.0%
Asset-Backed Securities 7.1%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	2.453%(c)	04/20/32	2,000	$1,972,000
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month Term SOFR + 1.390% (Cap N/A, Floor 1.390%)	1.631(c)	04/20/35	2,250	2,160,833
ArrowMark Colorado Holdings (Cayman Islands), Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	2.394(c)	01/25/35	1,000	960,554
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month Term SOFR + 1.320% (Cap N/A, Floor 1.320%)	2.219(c)	04/18/35	1,500	1,453,879
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.263(c)	07/20/34	1,000	967,121
Battalion CLO Ltd.,
Series 2018-12A, Class A2R, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	2.894(c)	05/17/31	4,500	4,487,639
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.394(c)	01/17/33	2,250	2,205,934

ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	2.414(c)	01/16/33	2,250	2,199,352
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.385(c)	01/18/34	1,250	1,228,124
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)	2.131(c)	10/20/32	2,250	2,205,828
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	2.523(c)	07/20/32	4,000	3,940,000
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	2.214(c)	10/25/28	827	822,796

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	2.284%(c)	04/15/34	5,500	$5,310,298

Total Asset-Backed Securities (cost $30,384,709)				29,914,358
Commercial Mortgage-Backed Securities 6.2%
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661	08/15/52	6,000	5,488,817
Fannie Mae-Aces, Series 2022-M03, Class A2	1.707(cc)	11/25/31	8,500	7,325,263
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0025, Class X1, IO	0.753(cc)	10/25/22	33,618	60,724
Series K0151, Class A3	3.511	04/25/30	900	909,248
Series K0152, Class A2	3.080	01/25/31	375	365,564
Series K1513, Class A3	2.797	08/25/34	6,500	5,861,544
Series K1514, Class A2	2.859	10/25/34	5,217	4,714,051

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/17/49	1,610	1,599,333

Total Commercial Mortgage-Backed Securities (cost $29,509,199)				26,324,544
Corporate Bonds 0.7%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,085	2,109,407
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	1,005	893,957

Total Corporate Bonds (cost $3,120,763)				3,003,364
Residential Mortgage-Backed Securities 0.0%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.620%)	1.626(c)	10/25/28	22	21,100

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	2.463%(cc)	02/25/34	96	$93,849

Total Residential Mortgage-Backed Securities (cost $118,331)				114,949
U.S. Government Agency Obligations 43.1%
Federal Home Loan Bank	3.250	11/16/28	1,800	1,826,709
Federal Home Loan Mortgage Corp.	1.500	11/01/50	895	760,358
Federal Home Loan Mortgage Corp.	2.000	01/01/32	218	208,182
Federal Home Loan Mortgage Corp.	2.000	05/01/51	988	877,798
Federal Home Loan Mortgage Corp.	2.500	05/01/28	580	574,472
Federal Home Loan Mortgage Corp.	2.500	05/01/28	712	706,108
Federal Home Loan Mortgage Corp.	2.500	03/01/30	480	472,768
Federal Home Loan Mortgage Corp.	2.500	09/01/31	287	283,028
Federal Home Loan Mortgage Corp.	2.500	10/01/32	365	358,696
Federal Home Loan Mortgage Corp.	2.500	11/01/46	1,088	1,007,946
Federal Home Loan Mortgage Corp.	2.500	04/01/51	5,515	5,082,930
Federal Home Loan Mortgage Corp.	2.500	09/01/51	503	463,521
Federal Home Loan Mortgage Corp.	3.000	10/01/28	79	79,491
Federal Home Loan Mortgage Corp.	3.000	06/01/29	263	262,947
Federal Home Loan Mortgage Corp.	3.000	12/01/30	333	333,304
Federal Home Loan Mortgage Corp.	3.000	01/01/37	511	506,854
Federal Home Loan Mortgage Corp.	3.000	04/01/43	800	775,016
Federal Home Loan Mortgage Corp.	3.000	07/01/43	862	839,126
Federal Home Loan Mortgage Corp.	3.000	10/01/46	345	334,323
Federal Home Loan Mortgage Corp.	3.000	11/01/46	300	290,241
Federal Home Loan Mortgage Corp.	3.000	12/01/46	282	273,065
Federal Home Loan Mortgage Corp.	3.000	01/01/47	976	944,084
Federal Home Loan Mortgage Corp.	3.000	03/01/47	223	215,593
Federal Home Loan Mortgage Corp.	3.000	06/01/50	762	729,440
Federal Home Loan Mortgage Corp.	3.000	01/01/52	1,000	955,238
Federal Home Loan Mortgage Corp.	3.000	06/01/52	500	476,674
Federal Home Loan Mortgage Corp.	3.500	11/01/37	223	223,841
Federal Home Loan Mortgage Corp.	3.500	06/01/42	569	568,118
Federal Home Loan Mortgage Corp.	3.500	06/01/43	416	415,085
Federal Home Loan Mortgage Corp.	3.500	07/01/43	1,210	1,207,447
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,416	1,413,075
Federal Home Loan Mortgage Corp.	3.500	08/01/47	1,067	1,060,673
Federal Home Loan Mortgage Corp.	3.500	10/01/47	97	96,124
Federal Home Loan Mortgage Corp.	4.000	06/01/26	29	29,443
Federal Home Loan Mortgage Corp.	4.000	09/01/26	94	95,812

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Mortgage Corp.	4.000%	11/01/39	484	$496,214
Federal Home Loan Mortgage Corp.	4.000	09/01/40	262	268,219
Federal Home Loan Mortgage Corp.	4.000	12/01/40	169	172,964
Federal Home Loan Mortgage Corp.	4.000	12/01/40	221	226,542
Federal Home Loan Mortgage Corp.	4.000	04/01/42	380	389,144
Federal Home Loan Mortgage Corp.	4.000	04/01/42	541	554,248
Federal Home Loan Mortgage Corp.	4.000	05/01/46	522	534,015
Federal Home Loan Mortgage Corp.	4.000	08/01/46	146	150,060
Federal Home Loan Mortgage Corp.	4.000	12/01/46	133	135,507
Federal Home Loan Mortgage Corp.	4.000	07/01/47	280	284,890
Federal Home Loan Mortgage Corp.	4.000	08/01/47	99	100,716
Federal Home Loan Mortgage Corp.	4.000	08/01/47	298	301,599
Federal Home Loan Mortgage Corp.	4.000	06/01/48	67	67,747
Federal Home Loan Mortgage Corp.	4.000	11/01/48	129	130,539
Federal Home Loan Mortgage Corp.	4.500	09/01/39	649	677,384
Federal Home Loan Mortgage Corp.	4.500	07/01/47	99	101,441
Federal Home Loan Mortgage Corp.	4.500	07/01/47	109	112,216
Federal Home Loan Mortgage Corp.	4.500	08/01/47	349	360,441
Federal Home Loan Mortgage Corp.	5.000	06/01/33	394	419,445
Federal Home Loan Mortgage Corp.	5.000	03/01/34	23	23,956
Federal Home Loan Mortgage Corp.	5.000	05/01/34	37	38,907
Federal Home Loan Mortgage Corp.	5.000	05/01/34	270	286,830
Federal Home Loan Mortgage Corp.	5.000	02/01/48	136	141,951
Federal Home Loan Mortgage Corp.	5.500	05/01/37	52	56,157
Federal Home Loan Mortgage Corp.	5.500	01/01/38	44	47,896
Federal Home Loan Mortgage Corp.	6.000	12/01/33	24	26,017
Federal Home Loan Mortgage Corp.	6.000	09/01/34	85	89,623
Federal Home Loan Mortgage Corp.	6.250	07/15/32	40	50,421
Federal Home Loan Mortgage Corp.	6.500	09/01/32	29	30,621
Federal Home Loan Mortgage Corp.	6.500	09/01/32	58	61,191
Federal Home Loan Mortgage Corp.	7.000	09/01/32	25	25,837
Federal Home Loan Mortgage Corp.	8.000	08/01/22	—(r)	69
Federal Home Loan Mortgage Corp., MTN	1.899(s)	11/15/38	2,500	1,370,338
Federal National Mortgage Assoc.	0.875	08/05/30	970	811,096
Federal National Mortgage Assoc.	1.500	10/01/50	414	352,453
Federal National Mortgage Assoc.	1.500	11/01/50	3,049	2,593,209
Federal National Mortgage Assoc.	1.500	12/01/50	2,255	1,916,975
Federal National Mortgage Assoc.	2.000	08/01/31	276	263,886
Federal National Mortgage Assoc.	2.000	05/01/36	2,545	2,407,441
Federal National Mortgage Assoc.	2.000	06/01/40	695	628,069
Federal National Mortgage Assoc.	2.000	02/01/41	5,860	5,293,366
Federal National Mortgage Assoc.	2.000	05/01/41	3,249	2,934,523

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	2.000%	09/01/50	4,934	$4,396,116
Federal National Mortgage Assoc.	2.000	10/01/50	6,116	5,463,655
Federal National Mortgage Assoc.	2.000	11/01/50	971	865,577
Federal National Mortgage Assoc.	2.000	01/01/51	1,288	1,148,636
Federal National Mortgage Assoc.	2.000	01/01/51	1,843	1,642,488
Federal National Mortgage Assoc.	2.000	02/01/51	459	408,932
Federal National Mortgage Assoc.	2.000	05/01/51	1,947	1,729,985
Federal National Mortgage Assoc.	2.000	04/01/52	500	451,877
Federal National Mortgage Assoc.	2.500	06/01/28	297	291,617
Federal National Mortgage Assoc.	2.500	08/01/28	289	284,407
Federal National Mortgage Assoc.	2.500	08/01/29	56	55,540
Federal National Mortgage Assoc.	2.500	11/01/31	200	197,028
Federal National Mortgage Assoc.	2.500	05/01/41	891	833,387
Federal National Mortgage Assoc.	2.500	06/01/41	1,400	1,309,345
Federal National Mortgage Assoc.	2.500	02/01/43	156	145,754
Federal National Mortgage Assoc.	2.500	12/01/46	703	652,475
Federal National Mortgage Assoc.	2.500	01/01/50	1,562	1,443,194
Federal National Mortgage Assoc.	2.500	03/01/50	216	199,234
Federal National Mortgage Assoc.	2.500	05/01/50	1,188	1,097,121
Federal National Mortgage Assoc.	2.500	06/01/50	602	555,351
Federal National Mortgage Assoc.	2.500	08/01/50	4,909	4,527,340
Federal National Mortgage Assoc.	2.500	09/01/50	5,102	4,704,259
Federal National Mortgage Assoc.	2.500	10/01/50	4,359	4,021,358
Federal National Mortgage Assoc.	2.500	04/01/51	5,562	5,126,803
Federal National Mortgage Assoc.	2.500	11/01/51	2,028	1,868,980
Federal National Mortgage Assoc.	2.500	04/01/52	3,000	2,763,224
Federal National Mortgage Assoc.	2.500	05/01/52	500	460,737
Federal National Mortgage Assoc.	2.500	05/01/52	500	460,849
Federal National Mortgage Assoc.	2.500	05/01/52	1,000	923,801
Federal National Mortgage Assoc.	3.000	01/01/27	213	213,012
Federal National Mortgage Assoc.	3.000	08/01/28	466	466,203
Federal National Mortgage Assoc.	3.000	02/01/31	382	381,313
Federal National Mortgage Assoc.	3.000	11/01/36	186	183,033
Federal National Mortgage Assoc.	3.000	12/01/42	855	831,697
Federal National Mortgage Assoc.	3.000	02/01/43	400	388,916
Federal National Mortgage Assoc.	3.000	03/01/43	321	311,862
Federal National Mortgage Assoc.	3.000	04/01/43	387	376,307
Federal National Mortgage Assoc.	3.000	06/01/43	166	161,389
Federal National Mortgage Assoc.	3.000	06/01/43	331	321,571
Federal National Mortgage Assoc.	3.000	07/01/43	1,129	1,098,044
Federal National Mortgage Assoc.	3.000	09/01/46	879	850,723
Federal National Mortgage Assoc.	3.000	11/01/46	1,051	1,016,707

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	3.000%	11/01/46	1,138	$1,101,183
Federal National Mortgage Assoc.	3.000	01/01/47	138	133,778
Federal National Mortgage Assoc.	3.000	04/01/47	2,313	2,231,828
Federal National Mortgage Assoc.	3.000	12/01/49	306	292,828
Federal National Mortgage Assoc.	3.000	12/01/49	689	658,729
Federal National Mortgage Assoc.	3.000	01/01/50	45	43,195
Federal National Mortgage Assoc.	3.000	06/01/50	288	275,669
Federal National Mortgage Assoc.	3.000	06/01/50	774	741,159
Federal National Mortgage Assoc.	3.000	04/01/52	500	477,292
Federal National Mortgage Assoc.	3.000	04/01/52	1,000	957,010
Federal National Mortgage Assoc.	3.000	04/01/52	3,500	3,338,745
Federal National Mortgage Assoc.	3.000	05/01/52	500	477,255
Federal National Mortgage Assoc.	3.000	05/01/52	4,001	3,835,003
Federal National Mortgage Assoc.	3.500	12/01/30	38	38,572
Federal National Mortgage Assoc.	3.500	11/01/32	1,222	1,238,919
Federal National Mortgage Assoc.	3.500	02/01/33	68	69,270
Federal National Mortgage Assoc.	3.500	05/01/33	114	115,178
Federal National Mortgage Assoc.	3.500	10/01/41	839	836,920
Federal National Mortgage Assoc.	3.500	12/01/41	249	248,672
Federal National Mortgage Assoc.	3.500	03/01/42	301	300,344
Federal National Mortgage Assoc.	3.500	05/01/42	1,102	1,100,046
Federal National Mortgage Assoc.	3.500	07/01/42	392	391,623
Federal National Mortgage Assoc.	3.500	12/01/42	823	821,371
Federal National Mortgage Assoc.	3.500	03/01/43	268	266,531
Federal National Mortgage Assoc.	3.500	06/01/45	1,807	1,800,498
Federal National Mortgage Assoc.	3.500	01/01/46	480	475,289
Federal National Mortgage Assoc.	3.500	12/01/46	863	858,083
Federal National Mortgage Assoc.	3.500	03/01/48	1,696	1,684,328
Federal National Mortgage Assoc.	3.500	04/01/48	1,435	1,426,171
Federal National Mortgage Assoc.	3.500	11/01/48	965	958,825
Federal National Mortgage Assoc.	4.000	09/01/40	491	502,301
Federal National Mortgage Assoc.	4.000	01/01/41	560	573,020
Federal National Mortgage Assoc.	4.000	09/01/44	363	371,973
Federal National Mortgage Assoc.	4.000	06/01/47	1,432	1,454,449
Federal National Mortgage Assoc.	4.000	06/01/47	1,435	1,457,601
Federal National Mortgage Assoc.	4.000	08/01/47	301	305,578
Federal National Mortgage Assoc.	4.000	09/01/47	1,729	1,759,425
Federal National Mortgage Assoc.	4.000	10/01/47	89	90,061
Federal National Mortgage Assoc.	4.000	10/01/47	872	884,403
Federal National Mortgage Assoc.	4.000	11/01/47	1,006	1,022,212
Federal National Mortgage Assoc.	4.000	12/01/47	207	210,066
Federal National Mortgage Assoc.	4.000	06/01/48	97	98,522

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	4.500%	04/01/41	375	$387,854
Federal National Mortgage Assoc.	4.500	05/01/41	362	377,969
Federal National Mortgage Assoc.	4.500	01/01/45	126	131,054
Federal National Mortgage Assoc.	4.500	12/01/47	916	937,292
Federal National Mortgage Assoc.	4.500	06/01/48	189	193,282
Federal National Mortgage Assoc.	4.500	10/01/48	742	758,194
Federal National Mortgage Assoc.	5.000	12/01/31	55	56,908
Federal National Mortgage Assoc.	5.000	03/01/34	188	199,748
Federal National Mortgage Assoc.	5.000	07/01/35	70	74,651
Federal National Mortgage Assoc.	5.000	09/01/35	45	48,015
Federal National Mortgage Assoc.	5.000	11/01/35	57	60,897
Federal National Mortgage Assoc.	5.000	05/01/36	27	28,981
Federal National Mortgage Assoc.	5.500	02/01/34	176	189,144
Federal National Mortgage Assoc.	5.500	09/01/34	312	333,334
Federal National Mortgage Assoc.	5.500	02/01/35	292	311,103
Federal National Mortgage Assoc.	5.500	06/01/35	53	54,964
Federal National Mortgage Assoc.	5.500	06/01/35	110	114,554
Federal National Mortgage Assoc.	5.500	09/01/35	85	88,672
Federal National Mortgage Assoc.	5.500	09/01/35	168	175,728
Federal National Mortgage Assoc.	5.500	10/01/35	171	179,885
Federal National Mortgage Assoc.	5.500	11/01/35	108	112,387
Federal National Mortgage Assoc.	5.500	11/01/35	205	215,254
Federal National Mortgage Assoc.	5.500	11/01/36	5	5,066
Federal National Mortgage Assoc.	6.000	07/01/22	—(r)	7
Federal National Mortgage Assoc.	6.000	09/01/33	—(r)	481
Federal National Mortgage Assoc.	6.000	11/01/33	—(r)	401
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	243
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	115
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	182
Federal National Mortgage Assoc.	6.000	09/01/34	13	14,182
Federal National Mortgage Assoc.	6.000	09/01/34	16	16,913
Federal National Mortgage Assoc.	6.000	11/01/34	3	3,711
Federal National Mortgage Assoc.	6.000	11/01/34	25	26,892
Federal National Mortgage Assoc.	6.000	02/01/35	—(r)	129
Federal National Mortgage Assoc.	6.000	03/01/35	9	9,343
Federal National Mortgage Assoc.	6.000	04/01/35	—(r)	441
Federal National Mortgage Assoc.	6.000	12/01/35	57	60,182
Federal National Mortgage Assoc.	6.000	01/01/36	151	159,065
Federal National Mortgage Assoc.	6.000	05/01/36	41	43,364
Federal National Mortgage Assoc.	6.000	05/01/36	260	279,783
Federal National Mortgage Assoc.	6.500	07/01/32	347	373,222
Federal National Mortgage Assoc.	6.500	08/01/32	152	161,462

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal National Mortgage Assoc.	6.500%	09/01/32	59	$62,290
Federal National Mortgage Assoc.	6.500	10/01/32	57	60,588
Federal National Mortgage Assoc.	6.500	10/01/32	338	366,596
Federal National Mortgage Assoc.	6.500	10/01/37	200	218,398
Federal National Mortgage Assoc.	6.625	11/15/30	680	851,006
Federal National Mortgage Assoc.	7.000	05/01/24	4	3,768
Federal National Mortgage Assoc.	7.000	05/01/24	7	6,938
Federal National Mortgage Assoc.	7.000	05/01/24	19	19,134
Federal National Mortgage Assoc.	7.000	12/01/31	96	100,162
Federal National Mortgage Assoc.	7.000	09/01/33	58	58,720
Federal National Mortgage Assoc.	7.000	11/01/33	60	61,121
Federal National Mortgage Assoc.	9.000	04/01/25	1	977
Federal National Mortgage Assoc.	9.500	01/01/25	—(r)	340
Federal National Mortgage Assoc.	9.500	01/01/25	1	637
Federal National Mortgage Assoc.	9.500	01/01/25	4	3,549
Federal National Mortgage Assoc.	9.500	02/01/25	1	597
Government National Mortgage Assoc.	2.500	12/20/46	199	187,244
Government National Mortgage Assoc.	3.000	03/15/45	628	605,313
Government National Mortgage Assoc.	3.000	07/20/45	1,482	1,443,627
Government National Mortgage Assoc.	3.000	07/20/46	721	703,638
Government National Mortgage Assoc.	3.000	08/20/46	1,337	1,304,917
Government National Mortgage Assoc.	3.000	10/20/46	108	105,463
Government National Mortgage Assoc.	3.000	02/20/47	2,004	1,956,654
Government National Mortgage Assoc.	3.000	05/20/47	379	369,598
Government National Mortgage Assoc.	3.000	12/20/47	136	132,058
Government National Mortgage Assoc.	3.000	04/20/49	564	549,020
Government National Mortgage Assoc.	3.500	04/20/42	152	153,859
Government National Mortgage Assoc.	3.500	01/20/43	949	957,424
Government National Mortgage Assoc.	3.500	04/20/43	418	423,358
Government National Mortgage Assoc.	3.500	03/20/45	561	565,678
Government National Mortgage Assoc.	3.500	04/20/45	301	303,539
Government National Mortgage Assoc.	3.500	07/20/46	1,093	1,098,278
Government National Mortgage Assoc.	3.500	03/20/47	103	103,933
Government National Mortgage Assoc.	3.500	07/20/47	635	637,082
Government National Mortgage Assoc.	3.500	02/20/48	1,381	1,372,067
Government National Mortgage Assoc.	3.500	11/20/48	367	366,071
Government National Mortgage Assoc.	3.500	01/20/49	324	324,802
Government National Mortgage Assoc.	3.500	02/20/49	1,933	1,935,319
Government National Mortgage Assoc.	3.500	05/20/49	519	517,693
Government National Mortgage Assoc.	3.500	06/20/49	1,204	1,200,778
Government National Mortgage Assoc.	4.000	02/20/41	203	208,676
Government National Mortgage Assoc.	4.000	06/20/44	399	407,412

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	4.000%	08/20/44	123	$125,421
Government National Mortgage Assoc.	4.000	11/20/45	236	241,140
Government National Mortgage Assoc.	4.000	11/20/46	216	220,641
Government National Mortgage Assoc.	4.000	02/20/47	191	195,231
Government National Mortgage Assoc.	4.000	10/20/47	205	209,328
Government National Mortgage Assoc.	4.000	12/20/47	146	149,293
Government National Mortgage Assoc.	4.000	07/20/48	436	444,023
Government National Mortgage Assoc.	4.000	02/20/49	517	526,941
Government National Mortgage Assoc.	4.000	03/20/49	845	858,363
Government National Mortgage Assoc.	4.500	02/20/40	123	129,706
Government National Mortgage Assoc.	4.500	01/20/41	76	80,623
Government National Mortgage Assoc.	4.500	02/20/41	357	378,945
Government National Mortgage Assoc.	4.500	03/20/41	182	192,253
Government National Mortgage Assoc.	4.500	06/20/44	267	283,872
Government National Mortgage Assoc.	4.500	02/20/46	23	23,779
Government National Mortgage Assoc.	4.500	03/20/46	118	124,892
Government National Mortgage Assoc.	4.500	03/20/47	547	570,559
Government National Mortgage Assoc.	4.500	08/20/47	97	101,010
Government National Mortgage Assoc.	4.500	01/20/48	77	80,229
Government National Mortgage Assoc.	4.500	02/20/48	467	484,333
Government National Mortgage Assoc.	5.000	07/15/33	242	257,366
Government National Mortgage Assoc.	5.000	09/15/33	376	400,426
Government National Mortgage Assoc.	5.000	04/15/34	14	15,022
Government National Mortgage Assoc.	5.500	02/15/34	166	174,341
Government National Mortgage Assoc.	5.500	02/15/36	87	94,056
Government National Mortgage Assoc.	7.000	12/15/22	—(r)	24
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	42
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	213
Government National Mortgage Assoc.	7.000	03/15/23	—(r)	94
Government National Mortgage Assoc.	7.000	04/15/23	—(r)	107
Government National Mortgage Assoc.	7.000	04/15/23	1	560
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	23
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	79
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	140
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	144
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	223
Government National Mortgage Assoc.	7.000	05/15/23	2	1,762
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	24
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	51
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	269
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	307
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	359

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	7.000%	06/15/23	1	$850
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	18
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	22
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	64
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	92
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	95
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	148
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	165
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	175
Government National Mortgage Assoc.	7.000	07/15/23	1	714
Government National Mortgage Assoc.	7.000	07/15/23	4	4,197
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	22
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	51
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	55
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	137
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	137
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	284
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	367
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	408
Government National Mortgage Assoc.	7.000	08/15/23	1	504
Government National Mortgage Assoc.	7.000	08/15/23	1	540
Government National Mortgage Assoc.	7.000	08/15/23	1	785
Government National Mortgage Assoc.	7.000	08/15/23	1	904
Government National Mortgage Assoc.	7.000	08/15/23	1	1,476
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	46
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	165
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	232
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	266
Government National Mortgage Assoc.	7.000	09/15/23	1	1,180
Government National Mortgage Assoc.	7.000	09/15/23	3	2,871
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	28
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	40
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	68
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	101
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	148
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	160
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	173
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	177
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	234
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	360
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	368
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	390

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	7.000%	10/15/23	—(r)	$390
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	410
Government National Mortgage Assoc.	7.000	10/15/23	1	563
Government National Mortgage Assoc.	7.000	10/15/23	1	754
Government National Mortgage Assoc.	7.000	10/15/23	1	784
Government National Mortgage Assoc.	7.000	10/15/23	1	1,224
Government National Mortgage Assoc.	7.000	10/15/23	2	2,033
Government National Mortgage Assoc.	7.000	10/15/23	5	5,278
Government National Mortgage Assoc.	7.000	10/15/23	7	7,144
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	46
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	73
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	93
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	107
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	151
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	201
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	406
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	430
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	458
Government National Mortgage Assoc.	7.000	11/15/23	1	504
Government National Mortgage Assoc.	7.000	11/15/23	1	913
Government National Mortgage Assoc.	7.000	11/15/23	1	962
Government National Mortgage Assoc.	7.000	11/15/23	1	1,104
Government National Mortgage Assoc.	7.000	11/15/23	2	1,640
Government National Mortgage Assoc.	7.000	11/15/23	2	1,658
Government National Mortgage Assoc.	7.000	11/15/23	2	2,519
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	69
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	158
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	232
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	249
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	319
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	352
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	404
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	447
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	482
Government National Mortgage Assoc.	7.000	12/15/23	1	519
Government National Mortgage Assoc.	7.000	12/15/23	1	635
Government National Mortgage Assoc.	7.000	12/15/23	1	717
Government National Mortgage Assoc.	7.000	12/15/23	1	825
Government National Mortgage Assoc.	7.000	12/15/23	1	1,006
Government National Mortgage Assoc.	7.000	12/15/23	1	1,015
Government National Mortgage Assoc.	7.000	12/15/23	1	1,175
Government National Mortgage Assoc.	7.000	12/15/23	1	1,400

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	2	$2,127
Government National Mortgage Assoc.	7.000	12/15/23	3	2,617
Government National Mortgage Assoc.	7.000	12/15/23	4	3,760
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	76
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	97
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	103
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	189
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	201
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	437
Government National Mortgage Assoc.	7.000	01/15/24	1	951
Government National Mortgage Assoc.	7.000	01/15/24	1	1,431
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	149
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	246
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	374
Government National Mortgage Assoc.	7.000	02/15/24	1	624
Government National Mortgage Assoc.	7.000	02/15/24	2	2,262
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	43
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	272
Government National Mortgage Assoc.	7.000	03/15/24	1	704
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	18
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	249
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	315
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	332
Government National Mortgage Assoc.	7.000	04/15/24	1	618
Government National Mortgage Assoc.	7.000	04/15/24	1	646
Government National Mortgage Assoc.	7.000	04/15/24	2	2,119
Government National Mortgage Assoc.	7.000	04/15/24	3	2,726
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	52
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	153
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	298
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	306
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	435
Government National Mortgage Assoc.	7.000	05/15/24	1	829
Government National Mortgage Assoc.	7.000	05/15/24	1	870
Government National Mortgage Assoc.	7.000	05/15/24	1	1,038
Government National Mortgage Assoc.	7.000	05/15/24	1	1,356
Government National Mortgage Assoc.	7.000	05/15/24	3	3,459
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	37
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	39
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	102
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	215
Government National Mortgage Assoc.	7.000	06/15/24	1	636

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Government National Mortgage Assoc.	7.000%	06/15/24	1	$1,069
Government National Mortgage Assoc.	7.000	06/15/24	1	1,322
Government National Mortgage Assoc.	7.000	06/15/24	2	1,669
Government National Mortgage Assoc.	7.000	06/15/24	3	2,894
Government National Mortgage Assoc.	7.000	07/15/24	—(r)	226
Government National Mortgage Assoc.	7.000	07/15/24	1	863
Government National Mortgage Assoc.	7.000	02/15/29	5	5,077
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	7
Government National Mortgage Assoc.	7.500	05/15/23	1	1,097
Government National Mortgage Assoc.	7.500	06/15/23	—(r)	47
Government National Mortgage Assoc.	7.500	09/15/23	1	550
Government National Mortgage Assoc.	7.500	10/15/23	1	1,226
Government National Mortgage Assoc.	7.500	10/15/23	2	1,760
Government National Mortgage Assoc.	7.500	11/15/23	2	1,536
Government National Mortgage Assoc.	7.500	12/15/23	—(r)	238
Government National Mortgage Assoc.	7.500	12/15/23	—(r)	371
Government National Mortgage Assoc.	7.500	01/15/24	—(r)	119
Government National Mortgage Assoc.	7.500	01/15/24	1	581
Government National Mortgage Assoc.	7.500	01/15/24	3	3,157
Government National Mortgage Assoc.	7.500	01/15/24	4	3,526
Government National Mortgage Assoc.	7.500	02/15/24	—(r)	259
Government National Mortgage Assoc.	7.500	02/15/24	2	1,928
Government National Mortgage Assoc.	7.500	03/15/24	1	1,224
Government National Mortgage Assoc.	7.500	04/15/24	1	807
Government National Mortgage Assoc.	7.500	04/15/24	1	1,070
Government National Mortgage Assoc.	7.500	05/15/24	—(r)	92
Government National Mortgage Assoc.	7.500	06/15/24	1	548
Government National Mortgage Assoc.	7.500	06/15/24	1	1,076
Government National Mortgage Assoc.	7.500	06/15/24	2	2,302
Government National Mortgage Assoc.	7.500	07/15/24	2	1,594
Government National Mortgage Assoc.	7.500	07/15/24	3	3,041
Government National Mortgage Assoc.	8.500	04/15/25	27	27,559
Israel Government, AID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33	500	598,393
Resolution Funding Corp. Interest Strips, Bonds	2.046(s)	01/15/30	280	217,090
Resolution Funding Corp. Interest Strips, Bonds	3.624(s)	04/15/30	1,000	764,555
Resolution Funding Corp. Principal Strips, Bonds	2.737(s)	01/15/30	1,540	1,207,247
Resolution Funding Corp. Principal Strips, Bonds	3.114(s)	04/15/30	2,280	1,776,615
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	1,485	1,398,552
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	285	244,035
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	335	334,180
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	209,319
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	1,300	1,462,684

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%	05/01/30	1,170	$1,483,627

Total U.S. Government Agency Obligations (cost $193,929,042)				182,392,764
U.S. Treasury Obligations 40.9%
U.S. Treasury Bonds	2.000	11/15/41	11,080	9,004,231
U.S. Treasury Bonds	2.250	05/15/41	59,895	50,948,184
U.S. Treasury Bonds	2.250	02/15/52	760	636,025
U.S. Treasury Bonds	2.500	02/15/46	11,755	10,155,218
U.S. Treasury Bonds	2.500	05/15/46	3,125	2,698,242
U.S. Treasury Bonds(k)	3.000	11/15/44	4,790	4,522,059
U.S. Treasury Bonds	3.625	08/15/43	280	292,906
U.S. Treasury Notes	1.250	04/30/28	12,090	11,017,013
U.S. Treasury Notes	2.875	05/15/28	22,350	22,329,047
U.S. Treasury Notes	2.875	04/30/29	9,290	9,287,097
U.S. Treasury Notes	3.125	11/15/28	9,945	10,073,197
U.S. Treasury Strips Coupon	0.768(s)	05/15/30	1,145	907,994
U.S. Treasury Strips Coupon	1.177(s)	05/15/29	4,580	3,743,434
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	150	79,705
U.S. Treasury Strips Coupon	1.389(s)	05/15/43	4,550	2,197,686
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	180	89,248
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	475	233,381
U.S. Treasury Strips Coupon	1.503(s)	02/15/39	8,755	5,131,251
U.S. Treasury Strips Coupon	1.505(s)	11/15/41	2,445	1,253,349
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	19,800	9,645,539
U.S. Treasury Strips Coupon	1.775(s)	02/15/40	1,505	842,741
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	320	245,563
U.S. Treasury Strips Coupon	1.960(s)	05/15/41	210	109,741
U.S. Treasury Strips Coupon	1.982(s)	08/15/39	2,050	1,176,348
U.S. Treasury Strips Coupon	2.010(s)	08/15/30	1,415	1,111,272
U.S. Treasury Strips Coupon	2.010(s)	02/15/42	130	65,767
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	300	177,457
U.S. Treasury Strips Coupon	2.071(s)	08/15/41	60	31,029
U.S. Treasury Strips Coupon	2.085(s)	08/15/43	675	322,945
U.S. Treasury Strips Coupon	2.172(s)	02/15/28	675	572,774
U.S. Treasury Strips Coupon	2.188(s)	05/15/39	1,505	870,490
U.S. Treasury Strips Coupon	2.228(s)	05/15/28	345	290,582
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	2,200	1,201,836
U.S. Treasury Strips Coupon	2.347(s)	11/15/40	3,965	2,135,060
U.S. Treasury Strips Coupon	2.353(s)	02/15/44	620	291,230
U.S. Treasury Strips Coupon	2.365(s)	05/15/44	2,105	977,674

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Strips Coupon	2.365%(s)	11/15/44	2,240	$1,022,787
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	190	95,223
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	590	262,550
U.S. Treasury Strips Coupon	2.436(s)	02/15/46	665	293,587
U.S. Treasury Strips Coupon	2.443(s)	08/15/44	480	221,231
U.S. Treasury Strips Coupon	2.480(s)	11/15/43	13,768	6,529,582

Total U.S. Treasury Obligations (cost $205,748,132)				173,092,275

Total Long-Term Investments (cost $462,810,176)				414,842,254

	Shares
Short-Term Investment 2.2%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $9,361,206)	9,361,206	9,361,206

TOTAL INVESTMENTS 100.2% (cost $472,171,382)		424,203,460
Liabilities in excess of other assets(z) (0.2)%		(818,565)

Net Assets 100.0%		$423,384,895

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces—Alternative Credit Enhancements Securities
AID—Agency for International Development
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2022.

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	2.500%	TBA	06/13/22	(500)	$(460,117)
Federal National Mortgage Assoc.	3.000%	TBA	06/13/22	(1,000)	(952,227)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $1,415,586)					$(1,412,344)

Futures contracts outstanding at May 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
298	2 Year U.S. Treasury Notes	Sep. 2022	$62,908,265	$75,231
454	5 Year U.S. Treasury Notes	Sep. 2022	51,280,721	64,104
1,030	10 Year U.S. Treasury Notes	Sep. 2022	123,036,724	(187,950)
51	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	7,943,250	(26,471)
				(75,086)
Short Positions:
554	10 Year U.S. Ultra Treasury Notes	Sep. 2022	71,180,347	(56,317)
932	20 Year U.S. Treasury Bonds	Sep. 2022	129,955,750	371,102
				314,785
				$239,699
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).